Stockholders’ Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders’ Equity

Note 13 — Stockholders’ Equity

Ordinary Shares and Preferred Shares

The Company is authorized to issue (i) 450,000,000 ordinary shares, $0.0001 par value per share, divided into 300,000,000 Class A ordinary shares and 150,000,000 Class B ordinary shares, and (ii) 50,000,000 preferred shares, $0.0001 par value per share. As of June 16, 2020, subsequent to the closing of the Business Combination, there were 17,399,176 ordinary shares outstanding, including 7,647,962 Class A ordinary shares and 9,751,214 Class B ordinary shares, and no preferred shares outstanding.

The shareholders of Class A and Class B ordinary shares have the same rights except for the voting and conversion rights. Each Class A ordinary share is entitled to one vote, and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is entitled to ten votes, and is convertible into one Class A ordinary share at any time by the holder thereof, subject to adjustments for any subdivision or combination.

On July 24, 2020, the Company issued an aggregate of 300,000 Class A ordinary shares, represented by ADSs to PAAC’s prior directors and officers in an amount of approximately $60,000. These shares were granted by PAAC in 2019 at a fair value price of $0.20 per share determined on the grant date and fully earned upon Business Combination.

On November 12, 2020, as a result of post-merger consideration adjustment, additional 121,473 ordinary shares were issued to Lion’s original shareholders, including 29,591 Class A ordinary shares, represented by ADSs and 91,882 Class B ordinary shares.

August 2020 Private Placement

On August 1, 2020, the Company entered into a securities purchase agreement (as amended on September 29, 2020, and later amended and restated on October 19, 2020) with three investors (collectively, the “Investors”). Two tranches of transactions contemplated under the agreement were closed on August 3 and November 13, 2020, respectively. As a result, an aggregate of 1,500,000 ADSs and 1,500,000 warrants to purchase an aggregate of 1,500,000 of our ADS at US$3.00 per ADS (the “August 2020 PIPE Warrants”) were issued at US$2.00 per ADS for an aggregate purchase price of US$3 million, and an aggregate of 150,000 ADSs were issued as origination fee. Issuance costs of approximately $469,000 were recorded as a charge to additional paid-in capital, including legal and accounting fees. In accordance with ASC 815-40, warrants are classified within stockholders’ equity as “Additional paid-in capital” upon their issuance. The proceeds were allocated to ordinary shares and PIPE Warrants on the relative fair value of the securities in accordance with 470-20-30. In aggregate, the net proceeds to the Company were approximately $2,531,000 classified within stockholders’ equity, including a subscription receivable of $508,750 classified in the other receivable in the consolidated balance sheets as of December 31, 2020 which was received in January 2021.

Such warrants shall be exercisable for a period of three years from the issuance date. Exercise price is subject to adjustments in case of reorganization, consolidation, merger etc. and in case of stock purchase rights in the subsequent two-year period at a price per share less than the exercise price as stated in the securities purchase agreement.

Share Subscription Agreement with Yun Tian

On December 19, 2020, the Company entered into a private placement share subscription agreement (the “Share Subscription Agreement”) with Yun Tian Investment Limited (“Yun Tian”). Yun Tian subscribes for an aggregate of not more than 4,540,000 Class A ordinary shares (the “Subscription Shares”) by tranches at a subscription price of $2.2 per share before June 30, 2021. The Subscription Shares shall be subject to a lock-up period of two years from the issuance. Subscription price shall be specifically used for the operation of the Relevant Business as defined below.

For a period of two years commencing on January 1, 2021 (or such other date as may be mutually agreed), Yun Tian shall procure that Lion Brokers Limited’s TRS trading business, T+0 business, OTC Stock Options business and any other relevant business (the “Relevant Business”) shall achieve a milestone (the “Milestone”) of net profit before tax of RMB 200 million. At any point of time during the two-year period, when the Milestone is achieved, within 15 days after the Milestone has been achieved, Yun Tian shall be entitled to receive 5,000,000 Class A ordinary shares (the “Earn-out Shares”) from the Company. The arrangement of Earn-out Shares is not required the liability classification in accordance with ASC 480; Earn-out Shares are considered being indexed to the Company’s own stock and meet the criteria for equity classification in accordance with ASC 815-10-15. Further, in reference to ASC 810-10, such arrangement of Earn-out Shares is not considered a separate transaction as the compensation for services and will be accounted for as equity transaction.

As of December 31, 2020, the Company did not receive the first tranche of subscription price yet and Subscription Shares were not issued.

Public Warrants

Upon the Closing, each outstanding publicly traded warrant of PAAC automatically represents the right to purchase one Class A Ordinary Share in the form of the Company’s ADSs in lieu of one ordinary share of PAAC at a price of $11.50 per share or $11.50 per ADS (the “Public Warrants”), subject to adjustment in the event of a share dividend, extraordinary dividend or our recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of Class A Ordinary Shares at a price below their respective exercise prices. However, no warrants issued in exchange for PAAC’s public warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the Class A Ordinary Shares issuable upon exercise of the warrants and a current prospectus relating to such Class A Ordinary Shares. Notwithstanding the foregoing, warrant holders may, during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis in the same manner as if the Company called the warrants for Redemption and required all holders to exercise their warrants on a “cashless basis.” The Company’s Public Warrants became exercisable thirty (30) days after the Closing and will expire on the fifth anniversary of the Closing.

The Company’s warrants issued in exchange for PAAC’s private warrants are identical to warrants issued in exchange for the PAAC’s public warrants, except that such private warrants will be exercisable for cash (even if a registration statement covering the Class A Ordinary Shares issuable upon exercise of such warrants is not effective) or on a cashless basis, at the holder’s option, and will not be redeemable by the Company, in each case so long as they are still held by PAAC’s initial purchasers or their affiliates.

The Company may call the warrants for Redemption (excluding the private warrants), in whole and not in part, at a price of $0.01 per warrant,

•        at any time while the warrants are exercisable;

•        upon not less than 30 days’ prior written notice of Redemption to each warrant holder;

•        if, and only if, the reported last sale price of the Company’s ADSs equals or exceeds $18.00 per ADS, for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of Redemption to warrant holders; and

•        if, and only if, there is a current registration statement in effect with respect to the Class A Ordinary Shares underlying such warrants commencing five business days prior to the 30-day trading period and continuing each day thereafter until the date of Redemption.

If the Company calls the warrants for Redemption as described above, management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.”